Share Capital	3 Months Ended
Sep. 30, 2024
Share Capital
Share Capital
8.
Share Capital

Authorized capital

The Company is authorized to issue an unlimited number of common voting shares without nominal or par value.

During the three months ended September 30, 2024 and 2023, the Company had the following equity transactions:

On July 23, 2024, the Company signed an agreement with an arms-length third-party advisor to settle a previously accrued fee of $800 in consideration via the issuance of 666,667 common shares at a deemed price of $1.20 per common share. The consultant was subsequently appointed as a member of executive management. Services provided prior to joining the executive management team were advisory in nature and did not include management responsibilities.

During the three months ended September 30, 2023, the Company issued a total of 100,000 common shares for the exercise of stock options. The Company received proceeds of $103 and reclassified $93 from reserve to share capital upon exercise. During the three months ended September 30, 2024, there were no such issuances.

On November 17, 2023, the Company announced the establishment of an at-the-market ("ATM") equity program allowing the Company to issue and sell, up to $50,000 of common shares from the treasury to the public. During the three months ended September 30, 2024 and 2023, the Company did not issue any shares under the ATM program and as at September 30, 2024, the Company had issued $15,820 under the plan.

Warrants

As at September 30, 2023, the Company had 3,462,502 warrants outstanding with a weighted average exercise price of $1.74. On November 30, 2023, 336,877 warrants with an exercise price of $9.17 expired and on June 10, 2024 3,125,625 warrants with an exercise price of $0.94 expired. As at September 30, 2024, there are no warrants outstanding.

Options

The Company has a stock option plan in place under which it is authorized to grant options to officers, directors, consultants, management and company employees enabling them to cumulatively acquire up to 10% of the issued and outstanding common stock of the Company. Under the plan, the exercise price of each option shall not be less than the price permitted by the TSXV. The options can be granted for a maximum term of 10 years.

The weighted average fair value of options granted during the three months ended September 30, 2024 and 2023 was $0.85 and $1.92 per option, respectively. The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Three months ended September 30,
	2024	2023
Expected stock price volatility	88%	78%
Risk-free interest rate	2.86%	4.37%
Dividend yield	—	—
Expected life of options	5 years	5 years
Stock price on date of grant	$1.24	$2.84
Forfeiture rate	—	—

The following table summarizes the stock option activity for the three months ended September 30, 2024:

	Number of options	Weighted average exercise price
Balance at June 30, 2024	9,070,000	$3.36
Options granted	1,063,394	1.15
Options modified(1)	1,000,000	1.36
Balance at September 30, 2024	11,133,394	$2.81

(1) On September 1, 2024, 2,000,000 stock options were granted to a corporation controlled by an officer of the Company, with an exercise price of $1.36 for a period of 5 years. 666,666 options vested on September 1, 2024, 666,666 options will vest on September 1, 2025, and 666,668 options will vest on September 1, 2026. These stock options were designated as a replacement for 1,000,000 options with an exercise price of $2.96 previously granted on September 25, 2023. The previous and newly issued options are treated as a modification of the original option. The Company will recognize share based compensation expense for any incremental fair value in addition to the grant-date fair value of the original award.

The following table summarizes stock options outstanding and exercisable at September 30, 2024:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.04	900,000	—	$1.04	900,000	$1.04
$5.58	500,000	0.37	$5.58	500,000	$5.58
$2.51	1,200,000	1.30	$2.51	1,200,000	$2.51
$4.50	200,000	1.80	$4.50	200,000	$4.50
$4.67	200,000	2.43	$4.67	200,000	$4.67
$6.10	170,000	2.46	$6.10	170,000	$6.10
$6.95	100,000	2.53	$6.95	100,000	$6.95
$3.76	3,750,000	3.53	$3.76	3,750,000	$3.76
$3.87	200,000	3.64	$3.87	200,000	$3.87
$2.96	750,000	3.98	$2.96	333,333	$2.96
$1.09	100,000	4.55	$1.09	—	$1.09
$1.15	1,063,394	4.86	$1.15	—	$1.15
$1.36	2,000,000	4.92	$1.36	666,667	$1.36
	11,133,394	2.32	$2.81	8,220,000	$3.29

Long-term Incentive Plan

The Company has an equity incentive plan ("Plan") in accordance with the policies of the TSXV whereby, from time to time at the discretion of the Board of Directors, eligible directors, officers and employees are awarded restricted share units ("RSUs"). The RSUs that are subject to, among other things, the recipient’s deferral right in accordance with the Income Tax Act (Canada) convert automatically into common shares upon vesting. In addition, the Company may issue deferred share units ("DSUs"). DSUs may be redeemed upon retirement or termination from the Company. In accordance with the Plan, the aggregate number of common shares to be issued shall not exceed 10% of the Company’s issued and outstanding common shares at any given time when combined with the aggregate number of options, RSUs and DSUs.

The following table summarizes the RSU activity for the three months ended September 30, 2024:

	Number of RSUs	Weighted average grant date fair value
Balance at June 30, 2024	—	$—
Granted	1,357,289	1.15
Balance at September 30, 2024	1,357,289	$1.15

The following table summarizes the DSU activity for the three months ended September 30, 2024:

	Number of DSUs	Weighted average grant date fair value
Balance at June 30, 2024	1,991,004	$3.76
Granted	441,935	1.15
Balance at September 30, 2024	2,432,939	$3.28

Share-based compensation expense

Share-based compensation recorded for each type of award is as follows:

	Three months ended September 30,
	2024	2023
Stock options	$673	$142
Restricted share units	149	—
Deferred share units	72	1,901
Total	$894	$2,043

The share-based compensation during the three months ended September 30, 2024 was $894 as compared to $2,043 recognized in three months ended September 30, 2023.